INVENTORIES, NET	12 Months Ended
Dec. 31, 2022
INVENTORIES, NET
INVENTORIES, NET

5. INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Raw materials	282,939	97,266
Work in process	224,013	130,536
Finished goods	742,375	794,121
Inventories, net	1,249,327	1,021,923

During the years ended December 31, 2020, 2021 and 2022, the Group recorded a provision for the excess and obsolete inventories amounting to RMB64,223, RMB51,336 and RMB39,551 respectively.